SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Number of operating segments	1
Net revenues and long-lived assets in different geographic locations
Total net revenues	$ 254,063	$ 227,120	$ 192,863
PRC
Net revenues and long-lived assets in different geographic locations
Total net revenues	218,540	195,076	160,897
Taiwan
Net revenues and long-lived assets in different geographic locations
Total net revenues	10,083	9,036	14,963
Japan
Net revenues and long-lived assets in different geographic locations
Total net revenues	21,811	21,120	14,663
Others
Net revenues and long-lived assets in different geographic locations
Total net revenues	$ 3,629	$ 1,888	$ 2,340